Loans and asset quality - Loan Distribution and Industry Concentrations (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 80,615	$ 71,570
Lease financings	86	230
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,748	1,420
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,710	6,782
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,309	13,167
Wealth management loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,520	8,698
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,586	8,950
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,820	1,068
Capital call financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,336	5,163
Other (a)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,533	3,666
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,800	3,519
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 26,253	$ 19,137